Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of financial instruments carried at fair value on a recurring basis

	Fair Value
(In thousands)	Level 1	Level 2	Level 3
March 31, 2014:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$10,767	$—
State agency and municipal obligations	—	13,047	—
Corporate bonds	—	10,636	—
Mortgage backed securities	—	1,107	—
Derivative asset	—	87	—
December 31, 2013:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$5,688	$—
State agency and municipal obligations	—	12,132	—
Corporate bonds	—	9,566	—
Mortgage backed securities	—	1,211	—

	Fair Value
(In thousands)	Level 1	Level 2	Level 3
December 31, 2013:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$5,688	$—
State agency and municipal obligations	—	12,132	—
Corporate bonds	—	9,566	—
Mortgage backed securities	—	1,211	—
December 31, 2012:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$6,005	$—
State agency and municipal obligations	—	18,531	—
Corporate bonds	—	14,556	—
Mortgage backed securities	—	1,966	—
December 31, 2011:
Available-for-sale investment securities:
U.S. Government and agency obligations	$—	$41,749	$—
State agency and municipal obligations	—	19,198	—
Corporate bonds	—	24,981	—
Mortgage backed securities	—	3,143	—

Schedule of financial instruments carried at fair value on a nonrecurring basis

	Fair Value
(In thousands)	Level 1	Level 2	Level 3
March 31, 2014:
Impaired loans	$—	$—	$3,682
Foreclosed real estate	—	—	829
December 31, 2013:
Impaired loans	$—	$—	$3,723
Foreclosed real estate	—	—	829

	Fair Value
(In thousands)	Level 1	Level 2	Level 3
December 31, 2013:
Impaired loans	$—	$—	$3,723
Foreclosed real estate	—	—	829
December 31, 2012:
Impaired loans	$—	$—	$4,148
Foreclosed real estate	—	—	962

Schedule of quantitative inputs and assumptions for Level 3 financial instruments carried at fair value on a nonrecurring basis

(Dollars in thousands)	Fair Value	Valuation Methodology	Unobservable Input	Range (Weighted Average)
March 31, 2014:
Impaired loans	$3,682	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%
Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%
December 31, 2013:
Impaired loans	$3,723	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%
Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%

(Dollars in thousands)	Fair Value	Valuation Methodology	Unobservable Input	Range (Weighted Average)
December 31, 2013:
Impaired loans	$3,723	Appraisals	Discount for dated appraisals	3.5% to 5.0%
		Discounted cash flows	Discount rate	1.9%
Foreclosed real estate	$829	Appraisals	Discount for dated appraisals	29.4% to 46.0%
December 31, 2012:
Impaired loans	$4,148	Appraisals	Discount for dated appraisals	0% to 13.7%
		Discounted cash flows	Discount rate	5.0%
Foreclosed real estate	$962	Appraisals	Discount for dated appraisals	6.0% to 10.0%